Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022	May 25, 2022	Oct. 20, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Proceeds from issuance			$ 108,737
Net of issuance expenses			$ 509
Weighted average grant date fair values of options granted (in Dollars per share)				$ 7.22	$ 10.35	$ 7.99
Total intrinsic value of options exercised				$ 250	$ 8,505	$ 11,658
Total equity-based compensation expenses				3,835	$ 4,711	$ 3,987
Compensation costs related to RSUs				794
Total unrecognized compensation cost				$ 8,329
Weighted-average period				1 year 10 months 2 days
2011 Plan [Member]
Equity (Details) [Line Items]
Exercised period				6 years
Total number of common shares available (in Shares)				8,000,000
Adoption plan term				10 years
2021 Plan [Member]
Equity (Details) [Line Items]
Common shares available for future grant (in Shares)				1,560,205
IPO [Member]
Equity (Details) [Line Items]
Shares issued (in Shares)			3,898,304
Shares issued price per share (in Dollars per share)			$ 29.5
Board of directors [Member]
Equity (Details) [Line Items]
Common share price (in Dollars per share)	$ 0.23	$ 0.47
Common share total amount	$ 12,679	$ 25,900